Income Taxes (Schedule Of Reconciliation Of Unrecognized Tax Benefits) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Income Taxes [Abstract]
Balance at beginning of year	¥ 223	¥ 200	¥ 6,759
Gross increase for tax positions taken in prior years	1,639	87	26
Gross decrease for tax positions taken in prior years		(9)	(2,029)
Settlements	(118)	(8)	(4,534)
Lapse of statute of limitations		(19)	(27)
Other	(7)	(28)	5
Balance at end of year	¥ 1,737	¥ 223	¥ 200